Expenses by Nature -Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation And Amortization Expense [Abstract]
Employee benefits received	€ 6,980	€ 13,600